Financial instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2024 CAD ($) Tons	Mar. 31, 2023 CAD ($) Tons	Mar. 31, 2022 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Current trade receivables	$ 246.7	$ 291.2
Accounts receivable overdue amount	$ 6.2	$ 2.0
Percentage of accounts receivable overdue	2.50%	0.70%
Accounts receivable overdue period	90 days
Allowance account for credit losses of financial assets	$ 3.1	$ 0.5	$ 2.4
Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.0	$ 0.0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss, after tax, liabilities	$ 0.0	$ 0.0
Commodity price risk [member] | Commodity Based Swap Contracts [Member]
Disclosure Of Financial Instruments [Line Items]
Aggregate notional quantity outstanding | Tons	0	0
Accounts Receivable [Member]
Disclosure Of Financial Instruments [Line Items]
Allowance account for credit losses of financial assets	$ 3.1	$ 0.5
Bottom of range [member] | One Customer [Member]
Disclosure Of Financial Instruments [Line Items]
Percentage of entity's revenue	10.00%	10.00%